REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Wages, salaries and similar	€ 6,071	€ 5,374
Social security contributions payable by Codere Online	841	586
Other social contributions	2,524	2,834
Total	€ 9,436	€ 8,794